Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Trading Symbol	PAGS
Entity Registrant Name	PagSeguro Digital Ltd.
Entity Central Index Key	0001712807
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A common shares, par value US$0.000025
Security Exchange Name	NYSE
Entity Address, Country	BR
Class A common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	179,984,551
Class B common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	148,870,861